UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard Short-Term Treasury Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (98.6%)

U.S. Government Securities (91.9%)
U.S. Treasury Bill	1.566%	12/2/2004	$25,000	$24,963
U.S. Treasury Bill	1.592%	1/6/2005	35,000	34,883
U.S. Treasury Bill	1.729%	2/17/2005	105,000	104,381
U.S. Treasury Note	1.625%	10/31/2005	540,000	536,792
U.S. Treasury Note	5.875%	11/15/2005(3)	51,000	52,913
U.S. Treasury Note	1.875%	11/30/2005	50,000	49,813
U.S. Treasury Note	1.875%	1/31/2006	200,000	199,000
U.S. Treasury Note	2.25%	4/30/2006	160,000	159,675
U.S. Treasury Note	6.875%	5/15/2006	220,000	234,850
U.S. Treasury Note	7.00%	7/15/2006	546,000	587,119
U.S. Treasury Note	6.50%	10/15/2006	125,000	134,336
U.S. Treasury Note	5.625%	5/15/2008	70,000	76,256
U.S. Treasury Note	3.250%	8/15/2008	65,000	65,508
U.S. Treasury Note	3.125%	10/15/2008	128,000	128,280
U.S. Treasury Note	3.375%	12/15/2008	60,000	60,600
U.S. Treasury Note	3.875%	5/15/2009	75,000	77,086
U.S. Treasury Note	4.00%	6/15/2009	312,875	322,946
U.S. Treasury Note	3.625%	7/15/2009	100,000	101,562
U.S. Treasury Note	6.00%	8/15/2009	305,000	341,743

				3,292,706

Agency Bonds and Notes (6.2%)
Federal Home Loan Bank*	5.375%	2/15/2006	20,000	20,716
Government Export Trust
(U.S. Government Guaranteed)	6.00%	3/15/2005(1)	1,666	1,682
Guaranteed Export Trust
(U.S. Government Guaranteed)	7.46%	12/15/2005(1)	10,239	10,544
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	0.00%	5/15/2005(2)	9,700	11,812
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.926%	6/15/2005(1)	4,231	4,307
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.76%	6/15/2006(1)	10,667	10,870
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	5.10%	6/30/2007(1)	12,571	13,020
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.45%	12/15/2010(1)	17,727	19,957
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.53%	4/30/2006	25,000	26,071
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.65%	5/15/2006	55,000	59,154
Private Export Funding Corp.
(U.S. Government Guaranteed)	3.40%	2/15/2008	45,000	45,293

				223,426

Mortgage-Backed Securities (0.5%)
Federal Home Loan Mortgage Corp.*	5.50%	4/1/2016-5/1/2016(1)	2,152	2,240
Federal Home Loan Mortgage Corp.*	6.00%	8/1/2006(1)	4,831	4,936
Federal Home Loan Mortgage Corp.*	7.00%	9/1/2015-1/1/2016(1)	1,787	1,899
Federal National Mortgage Assn.*	6.00%	4/1/2006-9/1/2006(1)	1,834	1,867
Federal National Mortgage Assn.*	7.00%	11/1/2015-3/1/2016(1)	5,047	5,365

				16,307

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,505,229)				3,532,439

TEMPORARY CASH INVESTMENT (0.4%)			Shares

Vanguard Yorktown Liquidity Fund, 1.78%**
(Cost $15,246)			15,246,333	15,246

TOTAL INVESTMENTS (99.0%)
(Cost $3,520,475)				3,547,685

OTHER ASSETS AND LIABILITIES-NET (1.0%)				35,942

NET ASSETS (100%)				$3,583,627

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Zero coupon redeemable at a price above par. Yield to maturity is 5.91%
(3)Securities with a value of $1,038,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $3,520,475,000. Net unrealized appreciation of investment securities for tax purposes was $27,210,000, consisting of unrealized gains of $30,198,000 on securities that had risen in value since their purchase and $2,988,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(1,000)	$111,375	($270)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.